Derivative Instruments (Details 6) (Risk Management Activities [Member], USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Risk management derivatives gains and losses [Abstract]
Total income statement impact	$ 9	$ (23)
Interest Rate Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	75	140
Credit Risk Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	(58)	(119)
Foreign Exchange Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	(8)	(21)
Commodity Contract [Member]
Risk management derivatives gains and losses [Abstract]
Total income statement impact	$ 0	$ (23)